Trade Receivables and Trade Payables	12 Months Ended
Dec. 31, 2024
Trade Receivables and Trade Payables [Abstract]
TRADE RECEIVABLES AND TRADE PAYABLES
9	TRADE RECEIVABLES AND TRADE PAYABLES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Non-Current
Project retention receivables	2,665,887	2,478,739	553,846

Current
Trade receivables	12,156,133	16,195,071	3,618,606
Project retention receivables	698,429	1,168,425	261,071
Accrued liquidated ascertained damages to Sub-contractors	408,980	2,011,284	449,399
Less: Provision for expected credit loss	(27,549)	(580,425)	(129,689)
Total current trade receivables	13,235,993	18,794,355	4,199,387
Total trade receivables	15,901,880	21,273,094	4,753,233

Increase in provision for expected credit loss	—	552,876	123,534
Increase in total trade receivables	11,922,137	5,371,214	1,200,137

Trade receivables are non-interest bearing and generally have 30 to 90 days (2023: 30 to 90 days) payment terms. Other credit terms may be negotiated with customers on a case-by-case basis. Due to their comparatively short maturities, the carrying value of trade receivables approximate their fair value.

The aging of the Group’s net trade receivables is as follows:

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
2024

Current	9,400,268	(6,577)	9,393,691	2,098,915

Past due
1 – 30 days	2,660,393	(4,058)	2,656,335	593,528
31 – 60 days	1,144,998	(4,373)	1,140,625	254,860
61 – 90 days	958,805	(3,522)	955,283	213,447
More than 90 days	2,030,607	(561,895)	1,468,712	328,167
	6,794,803	(573,848)	6,220,955	1,390,002
	16,195,071	(580,425)	15,614,646	3,488,917

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
2023

Current	5,719,798	—	5,719,798	1,245,736

Past due
1 – 30 days	3,541,179	—	3,541,179	771,247
31 – 60 days	497,090	—	497,090	108,263
61 – 90 days	576,296	—	576,296	125,513
More than 90 days	1,821,770	(27,549)	1,794,221	390,770
	6,436,335	(27,549)	6,408,786	1,395,793
	12,156,133	(27,549)	12,128,584	2,641,529

The movements in the Group’s allowance for expected credit losses are as follows:

	ECL – not credit impaired	ECL – credit impaired	Total
	RM	RM	RM	Convenience Translation USD
Trade receivables

Balance as at 1 January 2024	—	27,549	27,549	6,156
Charge for the year	95,976	484,449	580,425	129,689
Reversal during the year	—	(27,549)	(27,549)	(6,156)
Balance as at 31 January 2024	95,976	484,449	580,425	129,689

Balance as at 1 January 2023	—	27,549	27,549	6,000
Charge for the year	—	—	—	—
Balance as at 31 January 2023	—	27,549	27,549	6,000

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Trade payables	37,268,115	25,204,848	5,631,739
Project retention payable	1,150,758	2,191,966	489,770
Total trade payables	38,418,873	27,396,814	6,121,509

Increase/(Decrease) in total trade payables	19,827,253	(11,022,059)	(2,462,755)

Included in trade payables is related party balance amounting to RM 2,667 (USD 596) (2023: nil).

Trade payables are non-interest bearing and generally on cash basis or credit terms of 7 days to 90 days (2023: 7 to 90 days). Other credit terms may be negotiated with suppliers on a case-by-case basis.